Note 6 - Exploration and Evaluation Assets - Change in Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Balance at the beginning of year	$ 55,885,728	$ 57,650,312
Mineral rights and property acquired	0	2,673,343
Mineral property option payment	48,510	51,927
Write-off of exploration and evaluation assets	0	(10,091)
Exploration and evaluation assets before reclamation estiamte and currency adjustment	55,934,238	60,365,491
Change in reclamation estimate	28,025	(11,579)
Foreign currency translation adjustments	(1,486,978)	(4,468,184)
Balance at the end of year	$ 54,475,285	$ 55,885,728